Classification of Expenses By Nature	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Classification of Expenses By Nature	Classification of Expenses by Nature
Details of classification of expenses by nature for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Advertising expenses	₩ 44,738	₩ 38,731	₩ 13,661
Fees and commissions	346,782	293,302	472,324
Lease expenses	1,610	1,380	1,292
Bad debt	752	589	1,402
Outsourcing expenses	7,415	9,215	13,053
Salaries	55,455	50,092	44,339
Expenses related to defined contribution and benefit plans	3,692	3,022	2,505
Employee benefits	5,057	4,538	4,256
Depreciation	6,211	6,023	5,252
Amortization	4,608	3,211	2,406
Other expenses	5,198	4,553	4,020
Total	₩ 481,518	₩ 414,656	₩ 564,510

Total expenses consist of cost of sales, selling, general and administrative expenses and research and development.